Summary of Significant Accounting Policies - Schedule Of Estimated Useful Lives Of Property Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software and website development
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the lease term or the estimated life of the asset